Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 2,201	$ 2,680	$ 2,396
Non-taxable	227	213	220
Total interest income from investment securities	$ 2,428	$ 2,893	$ 2,616